Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Cash flows from operating activities:
Net loss	$ (3,259)	$ (4,633)	$ (10,743)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	660	1,039	1,193
Bad debt expense (recovery)	14	(6)	32
Stock-based compensation expense	451	610	918
Gain on sale of property and equipment		(47)	(10)
Impairment of software development cost	2,387	0	0
Deferred income tax expense			3,582
Gain on sale of patents	(4,078)
Changes in assets and liabilities (net of effect of acquisition of business):
Decrease (increase) in accounts receivable	2,011	720	(1,994)
Decrease (increase) in inventories	2,530	1,410	(4,672)
Decrease (increase) in other current assets	12	(40)	39
Decrease (increase) in other assets	56	(6)	31
Increase (decrease) in accounts payable	(1,928)	(578)	2,137
Increase (decrease) in accrued liabilities	(74)	(898)	650
Net cash used in operating activities	(1,218)	(2,430)	(8,837)
Cash flows from investing activities:
Acquisition of business	(211)	(488)	(1,736)
Additions to property and equipment	(233)	(478)	(573)
Software development costs	(907)	(1,480)
Proceeds from sale of patents	4,078
Proceeds from sale of property and equipment		47	10
Net cash provided by (used in) investing activities	2,728	(2,399)	(2,299)
Cash flows from financing activities:
Net payments from borrowings under revolving credit line	(2,033)	2,154
Net proceeds from related party note payable	500	500	1,000
Net proceeds from sale of common shares under stock option plan		13	118
Net proceeds from sale of common stock	2,998
Purchase of treasury stock	(45)
Net cash provided by financing activities	1,420	2,667	1,118
Net increase (decrease) in cash and cash equivalents	2,930	(2,162)	(10,018)
Cash and cash equivalents at beginning of year	345	2,507	12,525
Cash and cash equivalents at end of year	3,275	345	2,507
Supplemental disclosure of non-cash financing activities:
Borrowings from and repayments to related party	1,500
Supplemental disclosures of cash flow information:
Cash paid during the year for interest	365	275	54
Cash paid during the year for income taxes	$ 5	$ 5	$ 35